General (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands									6 Months Ended			12 Months Ended
	Jul. 16, 2024 USD ($)	Jun. 25, 2024 ILS (₪) ₪ / shares shares	Jun. 25, 2024 USD ($) shares	Mar. 31, 2024 USD ($)	Dec. 13, 2023 ILS (₪) shares	Dec. 13, 2023 USD ($) $ / shares shares	Dec. 11, 2023 USD ($)	Jun. 05, 2023 USD ($)	Jun. 30, 2024 ILS (₪) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 ILS (₪)	Dec. 31, 2023 ILS (₪)
General [Line Items]
Operating segment									1	1
Accumulated deficit (in New Shekels) | ₪									₪ (151,894)		₪ (119,528)	₪ (135,610)
Comprehensive loss (in New Shekels) | ₪									(16,284)		(17,753)	(33,835)
Commitment amount | $	$ 15,000
Price rate								95.00%
Annual interest at a rate								8.00%
Company issued shares (in Shares) | shares		2,511,111	2,511,111		1,667,667	1,667,667
Gross proceeds		₪ 4,222	$ 1,130		₪ 3,685	$ 1,000			₪ 6,307		188	9,259
Offering price | (per share)		₪ 0.45				$ 0.6
Advance shares (in Shares) | shares									3,475,000	3,475,000
Partial exercise of commitment amount (in New Shekels) | ₪									₪ 6,812
Promissory note (in New Shekels) | ₪												₪ 754
Principal amount | $	$ 3,000,000
Ordinary Shares [Member]
General [Line Items]
Ordinary shares issued (in Shares) | shares									17,375,000
Promissory Note [Member]
General [Line Items]
Commitment amount | $							$ 1,000	$ 2,000
Promissory note (in New Shekels) | ₪									₪ 3,912
Second Promissory Note [Member]
General [Line Items]
Commitment amount | $							$ 1,000
Yorkville [Member]
General [Line Items]
Commitment amount | $								$ 10,000		$ 15,000
SEPA [Member]
General [Line Items]
Commitment amount				$ 15,000					₪ 10,724	$ 2,745